Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.7%
Ambev SA	16,938,577	$48,111,662
Atacadao SA	2,022,862	3,775,945
B3 SA - Brasil, Bolsa, Balcao	21,006,949	55,153,955
Banco Bradesco SA	5,395,857	14,113,698
Banco BTG Pactual SA	4,327,747	22,435,051
Banco do Brasil SA	3,077,484	27,066,670
Banco Santander Brasil SA	1,304,580	7,354,382
BB Seguridade Participacoes SA	2,399,832	14,630,872
CCR SA	3,644,600	9,748,531
Centrais Eletricas Brasileiras SA	4,314,395	30,019,542
Cia. de Saneamento Basico do Estado de Sao Paulo	1,261,625	13,068,100
Cia. Siderurgica Nacional SA	2,464,984	5,903,368
Cosan SA	4,560,267	13,483,138
CPFL Energia SA	883,311	5,272,043
Energisa SA	708,876	6,153,568
Eneva SA(a)	2,955,987	6,671,407
Engie Brasil Energia SA	772,092	6,396,434
Equatorial Energia SA	3,785,924	21,006,793
Equatorial Energia SA	54,252	301,026
Hapvida Participacoes e Investimentos SA(a)(b)	18,899,951	14,864,251
Hypera SA	1,519,344	12,224,710
JBS SA	2,719,503	9,005,509
Klabin SA	2,794,073	11,554,541
Localiza Rent a Car SA	2,681,635	32,792,982
Localiza Rent a Car SA(a)	12,619	152,971
Lojas Renner SA	3,511,130	13,460,958
Magazine Luiza SA(a)	11,066,895	8,289,319
Natura & Co. Holding SA	3,266,014	8,941,899
Petro Rio SA(a)	2,690,752	18,133,525
Petroleo Brasileiro SA	13,455,411	77,470,789
Raia Drogasil SA	4,414,095	24,648,911
Rede D’Or Sao Luiz SA(b)	2,082,648	11,904,834
Rumo SA	4,703,906	19,304,067
Sendas Distribuidora SA	4,384,959	9,291,449
Suzano SA	2,785,725	24,588,486
Telefonica Brasil SA	1,548,333	12,207,699
Tim SA	3,143,552	8,649,988
TOTVS SA	1,963,454	11,130,613
Ultrapar Participacoes SA	2,668,942	8,906,469
Vale SA	12,246,290	154,029,087
Vibra Energia SA	4,259,337	13,508,512
WEG SA	6,097,337	45,201,515
		860,929,269
Cayman Islands — 0.1%
JD Logistics Inc.(a)(b)	7,140,600	11,417,008
Zai Lab Ltd.(a)	3,369,960	11,003,445
		22,420,453
Chile — 0.4%
Banco de Chile	165,593,786	16,743,268
Banco de Credito e Inversiones SA	218,869	6,433,628
Banco Santander Chile	241,459,975	10,493,011
Cencosud SA	4,780,330	9,029,456
Cia. Cervecerias Unidas SA	461,248	3,388,159
Cia. Sud Americana de Vapores SA	59,558,651	4,379,372
Empresas CMPC SA	4,159,494	7,112,177
Empresas COPEC SA	1,405,119	10,148,019
Enel Americas SA	79,799,922	10,289,201

Security	Shares	Value

Chile (continued)
Enel Chile SA	97,351,494	$5,348,290
Falabella SA	2,833,106	6,243,288
		89,607,869
China — 29.4%
360 Security Technology Inc., Class A	1,799,406	3,520,521
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	581,388	2,671,330
3SBio Inc.(b)	6,816,000	6,904,269
AAC Technologies Holdings Inc.	2,719,000	5,574,623
Advanced Micro-Fabrication Equipment Inc., Class A(a)	166,829	4,065,414
AECC Aviation Power Co. Ltd., Class A	640,073	3,573,045
Agricultural Bank of China Ltd., Class A	20,696,800	10,236,652
Agricultural Bank of China Ltd., Class H	105,359,000	39,703,785
Aier Eye Hospital Group Co. Ltd., Class A	1,625,605	6,132,802
Air China Ltd., Class A(a)	2,389,793	2,927,499
Air China Ltd., Class H(a)(c)	5,594,000	4,251,946
Akeso Inc.(a)(b)	1,844,000	8,213,069
Alibaba Group Holding Ltd.(a)	59,622,156	593,381,858
Alibaba Health Information Technology Ltd.(a)	17,364,000	10,306,616
Aluminum Corp. of China Ltd., Class A	4,134,900	3,142,981
Aluminum Corp. of China Ltd., Class H	13,528,000	5,986,644
Anhui Conch Cement Co. Ltd., Class A	1,062,286	3,740,303
Anhui Conch Cement Co. Ltd., Class H	4,224,000	11,212,737
Anhui Gujing Distillery Co. Ltd., Class A	100,285	3,554,620
Anhui Gujing Distillery Co. Ltd., Class B	401,700	6,582,098
Anhui Kouzi Distillery Co. Ltd., Class A	173,252	1,316,530
Anjoy Foods Group Co. Ltd., Class A	86,100	1,862,753
ANTA Sports Products Ltd.	4,408,602	45,058,992
Asymchem Laboratories Tianjin Co. Ltd., Class A	99,680	1,849,040
Autohome Inc., ADR	278,325	7,965,666
Avary Holding Shenzhen Co. Ltd., Class A	535,904	1,910,879
AVIC Industry-Finance Holdings Co. Ltd., Class A	3,178,289	1,723,925
AviChina Industry & Technology Co. Ltd., Class H	8,623,000	4,172,048
AVICOPTER PLC, Class A	194,153	1,066,001
Baidu Inc., Class A(a)	8,116,880	124,627,716
Bank of Beijing Co. Ltd., Class A	5,592,206	3,715,103
Bank of Chengdu Co. Ltd., Class A	1,073,395	1,894,907
Bank of China Ltd., Class A	10,222,800	5,600,588
Bank of China Ltd., Class H	286,601,000	112,192,060
Bank of Communications Co. Ltd., Class A	9,650,993	7,933,418
Bank of Communications Co. Ltd., Class H	30,487,600	19,656,874
Bank of Hangzhou Co. Ltd., Class A	1,457,645	2,378,884
Bank of Jiangsu Co. Ltd., Class A	3,837,710	4,001,676
Bank of Nanjing Co. Ltd., Class A	2,548,246	3,022,203
Bank of Ningbo Co. Ltd., Class A	1,524,479	5,273,385
Bank of Shanghai Co. Ltd., Class A	3,990,442	3,458,871
Baoshan Iron & Steel Co. Ltd., Class A	5,438,173	4,491,588
BeiGene Ltd.(a)	2,465,722	41,911,580
Beijing Capital International Airport Co. Ltd., Class H(a)	7,604,000	5,304,880
Beijing Enlight Media Co. Ltd., Class A	1,101,995	1,364,829
Beijing Enterprises Holdings Ltd.	1,974,000	7,628,011
Beijing Enterprises Water Group Ltd.	16,674,000	4,089,597
Beijing Kingsoft Office Software Inc., Class A	106,881	6,485,584
Beijing New Building Materials PLC, Class A	469,313	1,498,105
Beijing Shiji Information Technology Co. Ltd., Class A	497,386	1,361,331
Beijing Tongrentang Co. Ltd., Class A	371,800	3,163,896
Beijing United Information Technology Co. Ltd., Class A	147,700	951,478

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	151,893	$1,983,309
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	7,134,200	5,783,741
Betta Pharmaceuticals Co. Ltd., Class A	161,943	1,282,475
BGI Genomics Co. Ltd., Class A	164,700	1,364,006
Bilibili Inc., Class Z(a)	703,614	11,072,378
BOC Aviation Ltd.(b)	806,100	5,918,809
BOE Technology Group Co. Ltd., Class A	9,386,300	5,239,131
Bosideng International Holdings Ltd.	13,966,000	5,798,416
BYD Co. Ltd., Class A	438,612	15,676,195
BYD Co. Ltd., Class H	3,566,500	107,699,290
BYD Electronic International Co. Ltd.	2,816,500	8,198,478
C&D International Investment Group Ltd.	2,316,000	5,818,104
Caitong Securities Co. Ltd., Class A	2,134,874	2,242,537
Cambricon Technologies Corp. Ltd., Class A(a)	90,354	3,226,960
CGN Power Co. Ltd., Class H(b)	41,130,000	9,884,925
Changchun High & New Technology Industry Group Inc., Class A	108,094	2,422,069
Changjiang Securities Co. Ltd., Class A	2,715,835	2,293,146
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	94,000	1,398,953
Chaozhou Three-Circle Group Co. Ltd., Class A	608,130	2,575,585
China Cinda Asset Management Co. Ltd., Class H	35,011,000	3,888,600
China CITIC Bank Corp. Ltd., Class H	32,495,800	17,105,478
China Coal Energy Co. Ltd., Class H	7,696,000	5,818,829
China Communications Services Corp. Ltd., Class H	9,274,000	4,410,538
China Conch Venture Holdings Ltd.	4,992,000	6,270,783
China Construction Bank Corp., Class A	2,815,268	2,532,064
China Construction Bank Corp., Class H	345,752,760	221,171,335
China CSSC Holdings Ltd., Class A	1,176,300	4,759,739
China Eastern Airlines Corp. Ltd., Class A(a)	3,151,797	2,068,427
China Energy Engineering Corp. Ltd., Class A	7,654,452	2,580,751
China Everbright Bank Co. Ltd., Class A	11,014,403	4,874,574
China Everbright Bank Co. Ltd., Class H	9,240,000	2,843,101
China Everbright Environment Group Ltd.	14,144,813	5,528,966
China Evergrande Group(a)(c)(d)	13,878,388	1,207,652
China Feihe Ltd.(b)	13,360,000	7,770,146
China Galaxy Securities Co. Ltd., Class A	1,257,000	2,006,075
China Galaxy Securities Co. Ltd., Class H	12,099,500	6,521,563
China Gas Holdings Ltd.	10,128,400	11,486,723
China Greatwall Technology Group Co. Ltd., Class A	1,109,873	1,877,649
China Hongqiao Group Ltd.	8,925,500	6,334,287
China International Capital Corp. Ltd., Class A	418,700	2,450,224
China International Capital Corp. Ltd., Class H(b)	5,616,000	10,273,182
China Jinmao Holdings Group Ltd.	20,884,000	2,988,985
China Jushi Co. Ltd., Class A	1,145,540	2,193,659
China Lesso Group Holdings Ltd.	4,323,000	2,858,398
China Life Insurance Co. Ltd., Class A	824,712	4,327,434
China Life Insurance Co. Ltd., Class H	26,470,000	44,708,908
China Literature Ltd.(a)(b)	1,481,800	5,605,648
China Longyuan Power Group Corp. Ltd., Class H	12,269,000	13,771,944
China Medical System Holdings Ltd.	5,035,000	7,088,675
China Meidong Auto Holdings Ltd.	2,548,000	3,279,143
China Mengniu Dairy Co. Ltd.	11,555,000	44,910,168
China Merchants Bank Co. Ltd., Class A	4,680,389	21,245,689
China Merchants Bank Co. Ltd., Class H	13,887,467	64,578,821
China Merchants Energy Shipping Co. Ltd., Class A	2,110,900	1,692,163

Security	Shares	Value

China (continued)
China Merchants Port Holdings Co. Ltd.	5,272,000	$7,647,557
China Merchants Securities Co. Ltd., Class A	2,059,579	4,024,188
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,764,690	3,148,476
China Minsheng Banking Corp. Ltd., Class A	10,417,655	5,795,018
China Minsheng Banking Corp. Ltd., Class H	19,300,548	7,637,951
China National Building Material Co. Ltd., Class H	14,096,000	7,977,631
China National Chemical Engineering Co. Ltd., Class A	1,792,067	2,152,908
China National Nuclear Power Co. Ltd., Class A	4,798,500	4,745,302
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	906,354	3,038,532
China Oilfield Services Ltd., Class H	6,588,000	6,707,671
China Overseas Land & Investment Ltd.	13,833,960	28,073,882
China Overseas Property Holdings Ltd.	4,860,000	4,459,419
China Pacific Insurance Group Co. Ltd., Class A	1,825,007	7,143,610
China Pacific Insurance Group Co. Ltd., Class H	9,136,600	23,126,399
China Petroleum & Chemical Corp., Class A	8,491,689	7,585,722
China Petroleum & Chemical Corp., Class H	88,182,800	55,529,797
China Power International Development Ltd.	18,455,000	7,028,962
China Railway Group Ltd., Class A	5,119,200	5,682,878
China Railway Group Ltd., Class H	14,490,000	9,547,967
China Resources Beer Holdings Co. Ltd.	5,898,000	37,231,477
China Resources Cement Holdings Ltd.	9,352,000	3,405,872
China Resources Gas Group Ltd.	3,448,500	11,353,673
China Resources Land Ltd.	11,637,333	43,558,017
China Resources Microelectronics Ltd., Class A	377,093	3,149,908
China Resources Mixc Lifestyle Services Ltd.(b)	2,475,400	11,270,156
China Resources Pharmaceutical Group Ltd.(b)	5,529,000	5,308,132
China Resources Power Holdings Co. Ltd.	7,098,999	16,390,438
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	320,199	2,938,691
China Ruyi Holdings Ltd.(a)(c)	21,444,000	4,792,913
China Shenhua Energy Co. Ltd., Class A	1,674,939	6,643,577
China Shenhua Energy Co. Ltd., Class H	12,038,500	38,057,467
China Southern Airlines Co. Ltd., Class A(a)	3,344,600	2,947,157
China Southern Airlines Co. Ltd., Class H(a)(c)	6,062,000	3,491,180
China State Construction Engineering Corp. Ltd., Class A	9,732,471	8,068,251
China State Construction International Holdings Ltd.	7,606,000	8,604,063
China Taiping Insurance Holdings Co. Ltd.	5,331,860	5,549,660
China Three Gorges Renewables Group Co. Ltd., Class A	7,053,325	5,378,991
China Tourism Group Duty Free Corp. Ltd., Class A	463,332	8,017,808
China Tourism Group Duty Free Corp. Ltd., Class H(a)(b)(c)	237,200	3,776,935
China Tower Corp. Ltd., Class H(b)	162,630,000	17,861,937
China Traditional Chinese Medicine Holdings Co. Ltd.	10,558,000	5,077,668
China United Network Communications Ltd., Class A	7,889,700	5,453,961
China Vanke Co. Ltd., Class A	2,271,366	4,552,408
China Vanke Co. Ltd., Class H	7,601,531	10,041,278
China Yangtze Power Co. Ltd., Class A	5,274,615	16,677,155
China Zhenhua Group Science & Technology Co. Ltd., Class A	166,700	2,160,017
China Zheshang Bank Co. Ltd., Class A	5,452,100	2,198,683
Chinasoft International Ltd.	10,300,000	6,145,000
Chongqing Brewery Co. Ltd., Class A	133,000	1,666,885
Chongqing Changan Automobile Co. Ltd., Class A	1,944,617	3,271,005

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Chongqing Zhifei Biological Products Co. Ltd., Class A	374,076	$3,691,030
Chow Tai Fook Jewellery Group Ltd.	7,205,800	12,754,641
CITIC Ltd.	21,350,000	24,649,334
CITIC Securities Co. Ltd., Class A	3,125,393	8,802,984
CITIC Securities Co. Ltd., Class H	6,442,600	11,862,988
CMOC Group Ltd., Class A	5,435,298	4,005,338
CMOC Group Ltd., Class H	11,841,000	6,192,014
Contemporary Amperex Technology Co. Ltd., Class A	974,134	30,295,237
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	975,400	1,533,559
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(a)	4,688,000	3,957,331
COSCO SHIPPING Holdings Co. Ltd., Class A	2,994,564	4,392,356
COSCO SHIPPING Holdings Co. Ltd., Class H	11,539,849	10,168,631
COSCO SHIPPING Ports Ltd.	5,998,000	3,776,531
Country Garden Holdings Co. Ltd.(c)	45,001,939	8,292,634
Country Garden Services Holdings Co. Ltd.	8,015,000	9,343,356
CRRC Corp. Ltd., Class A	6,723,400	6,649,507
CRRC Corp. Ltd., Class H	14,971,000	9,270,577
CSC Financial Co. Ltd., Class A	1,164,933	4,153,658
CSPC Pharmaceutical Group Ltd.	32,542,479	28,352,117
Dali Foods Group Co. Ltd.(b)	8,396,000	2,800,554
Daqin Railway Co. Ltd., Class A	3,842,500	4,123,454
Daqo New Energy Corp., ADR(a)(c)	218,406	7,851,696
DHC Software Co. Ltd., Class A	1,979,298	2,049,290
Dongfang Electric Corp. Ltd., Class A	749,900	1,895,923
Dongfeng Motor Group Co. Ltd., Class H	10,700,000	4,633,671
Dongxing Securities Co. Ltd., Class A	1,944,197	2,237,252
Dongyue Group Ltd.	5,565,000	4,866,756
East Money Information Co. Ltd., Class A	3,624,798	7,150,448
Ecovacs Robotics Co. Ltd., Class A	160,853	1,564,744
ENN Energy Holdings Ltd.	2,894,700	33,710,818
Eve Energy Co. Ltd., Class A	468,453	4,216,746
Everbright Securities Co. Ltd., Class A	963,483	2,144,031
Fangda Carbon New Material Co. Ltd., Class A(a)	1,823,434	1,618,815
Far East Horizon Ltd.(c)	5,341,000	4,475,376
First Capital Securities Co. Ltd., Class A	2,391,800	1,972,616
Flat Glass Group Co. Ltd., Class A	446,600	2,025,741
Flat Glass Group Co. Ltd., Class H	1,539,000	4,327,824
Focus Media Information Technology Co. Ltd., Class A	3,677,178	3,320,425
Foshan Haitian Flavouring & Food Co. Ltd., Class A	884,880	7,524,946
Fosun International Ltd.	9,412,500	6,207,907
Foxconn Industrial Internet Co. Ltd., Class A	2,340,097	5,935,656
Fuyao Glass Industry Group Co. Ltd., Class A	486,972	2,219,922
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,235,200	8,140,199
Ganfeng Lithium Co. Ltd., Class H(b)(c)	1,320,480	8,358,337
Ganfeng Lithium Group Co. Ltd., Class A	498,973	4,355,840
GCL-Poly Energy Holdings Ltd.(a)(c)	74,056,000	16,082,110
GD Power Development Co. Ltd., Class A(a)	4,735,500	2,713,640
GDS Holdings Ltd., Class A(a)	3,374,000	4,125,442
Geely Automobile Holdings Ltd.	21,933,000	25,551,835
GEM Co. Ltd., Class A	2,527,300	2,370,843
Gemdale Corp., Class A	1,054,830	1,075,169
Genscript Biotech Corp.(a)	4,336,000	9,614,027
GF Securities Co. Ltd., Class A	1,410,694	2,956,074
GF Securities Co. Ltd., Class H	3,869,200	5,380,502
GigaDevice Semiconductor Inc., Class A	171,994	2,676,847

Security	Shares	Value

China (continued)
Ginlong Technologies Co. Ltd., Class A(a)	105,400	$1,479,436
GoerTek Inc., Class A	853,800	2,204,142
Gotion High-tech Co. Ltd., Class A	486,323	1,818,533
Great Wall Motor Co. Ltd., Class A	621,800	1,973,700
Great Wall Motor Co. Ltd., Class H(c)	8,302,500	8,533,437
Gree Electric Appliances Inc. of Zhuhai, Class A	716,200	3,322,301
Greentown China Holdings Ltd.	3,501,000	3,289,802
Greentown Service Group Co. Ltd.(c)	4,902,000	2,651,438
Guangdong Haid Group Co. Ltd., Class A	424,227	2,754,641
Guangdong Investment Ltd.	11,068,110	9,432,072
Guanghui Energy Co. Ltd., Class A	1,782,200	1,816,700
Guangzhou Automobile Group Co. Ltd., Class A	1,261,200	1,805,909
Guangzhou Automobile Group Co. Ltd., Class H	10,971,838	6,295,872
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	592,096	2,988,299
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	133,784	1,298,624
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	191,791	1,672,210
Guangzhou Tinci Materials Technology Co. Ltd., Class A	471,800	2,713,015
Guosen Securities Co. Ltd., Class A	2,339,451	3,027,244
Guotai Junan Securities Co. Ltd., Class A	2,248,040	4,672,968
H World Group Ltd., ADR(a)	710,382	26,014,189
Haidilao International Holding Ltd.(a)(b)(c)	5,940,000	12,511,514
Haier Smart Home Co. Ltd., Class A	1,695,841	5,118,148
Haier Smart Home Co. Ltd., Class H	8,366,600	23,930,322
Hainan Airlines Holding Co. Ltd., Class A	6,713,700	1,613,043
Haitian International Holdings Ltd.	2,330,000	5,294,567
Haitong Securities Co. Ltd., Class A	3,081,100	4,072,508
Haitong Securities Co. Ltd., Class H	8,994,000	5,973,740
Hangzhou First Applied Material Co. Ltd., Class A	490,992	2,113,999
Hangzhou Robam Appliances Co. Ltd., Class A	337,464	1,107,814
Hangzhou Silan Microelectronics Co. Ltd., Class A	409,000	1,835,141
Hangzhou Tigermed Consulting Co. Ltd., Class A	138,600	1,576,535
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	402,300	3,009,905
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,448,000	7,403,245
Henan Shuanghui Investment & Development Co. Ltd., Class A	879,600	3,039,252
Hengan International Group Co. Ltd.	2,424,500	10,307,829
Hengli Petrochemical Co. Ltd., Class A	1,748,291	3,877,366
Hengyi Petrochemical Co. Ltd., Class A	1,529,549	1,440,979
Hithink RoyalFlush Information Network Co. Ltd., Class A	132,700	2,999,826
Hoshine Silicon Industry Co. Ltd., Class A	194,500	1,841,050
Hoyuan Green Energy Co. Ltd., Class A	120,380	1,305,632
Hua Hong Semiconductor Ltd.(a)(b)	2,214,000	7,167,863
Huadong Medicine Co. Ltd., Class A	487,405	2,667,772
Huafon Chemical Co. Ltd., Class A	2,662,600	2,513,529
Hualan Biological Engineering Inc., Class A	655,183	2,071,433
Huaneng Power International Inc., Class A(a)	2,332,000	3,336,655
Huaneng Power International Inc., Class H(a)	14,872,000	9,558,798
Huatai Securities Co. Ltd., Class A	2,258,809	4,293,253
Huatai Securities Co. Ltd., Class H(b)	4,115,600	5,148,657
Huaxia Bank Co. Ltd., Class A	3,703,160	3,006,235
Huaxin Cement Co. Ltd., Class A	449,806	803,636
Huayu Automotive Systems Co. Ltd., Class A	852,468	2,091,494
Huizhou Desay Sv Automotive Co. Ltd., Class A	144,600	2,309,803
Hundsun Technologies Inc., Class A	544,544	3,248,380
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	1,264,400	7,418,826

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Iflytek Co. Ltd., Class A	607,719	$5,102,145
Imeik Technology Development Co. Ltd., Class A	64,400	4,082,319
Industrial & Commercial Bank of China Ltd., Class A	14,859,862	10,082,575
Industrial & Commercial Bank of China Ltd., Class H	201,935,085	107,841,451
Industrial Bank Co. Ltd., Class A	4,697,842	10,929,570
Industrial Securities Co. Ltd., Class A	2,693,476	2,315,869
Ingenic Semiconductor Co. Ltd., Class A	133,300	1,769,746
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	12,285,200	3,159,809
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	4,052,400	2,499,506
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,558,370	6,316,515
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,269,200	5,507,652
Innovent Biologics Inc.(a)(b)(c)	4,158,500	19,509,796
Inspur Electronic Information Industry Co. Ltd., Class A	393,790	2,463,402
iQIYI Inc., ADR(a)	1,591,689	6,462,257
JA Solar Technology Co. Ltd., Class A	763,660	3,868,009
Jafron Biomedical Co. Ltd., Class A	266,456	1,035,021
JCET Group Co. Ltd., Class A	586,200	2,567,514
JD Health International Inc.(a)(b)	4,046,650	24,960,204
JD.com Inc., Class A	8,428,504	137,313,824
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,526,600	2,497,364
Jiangsu Expressway Co. Ltd., Class H	5,078,000	4,913,041
Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A, NVS	39,453	1,292,459
Jiangsu Hengli Hydraulic Co. Ltd., Class A	359,588	2,757,825
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,505,941	9,636,636
Jiangsu King’s Luck Brewery JSC Ltd., Class A	358,286	2,805,504
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	355,750	6,723,090
Jiangsu Zhongtian Technology Co. Ltd., Class A	845,824	1,725,521
Jiangxi Copper Co. Ltd., Class A	1,077,300	2,801,447
Jiangxi Copper Co. Ltd., Class H	3,949,000	5,949,989
Jinko Solar Co. Ltd., Class A	1,423,051	2,545,286
JiuGui Liquor Co. Ltd., Class A	95,400	1,273,244
Jiumaojiu International Holdings Ltd.(b)(c)	3,313,000	5,680,589
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	314,133	1,602,432
JOYY Inc., ADR	170,453	4,227,234
Juewei Food Co. Ltd., Class A	202,014	1,084,835
Kanzhun Ltd., ADR(a)	665,616	9,232,094
KE Holdings Inc., ADR(a)(c)	2,384,431	33,954,297
Kingboard Holdings Ltd.	2,565,000	6,911,202
Kingboard Laminates Holdings Ltd.	3,759,500	3,440,526
Kingdee International Software Group Co. Ltd.(a)	9,942,000	13,216,771
Kingsoft Corp. Ltd.	3,480,000	12,651,430
Koolearn Technology Holding Ltd.(a)(b)(c)	1,472,000	5,473,225
Kuaishou Technology(a)(b)	8,332,400	56,541,969
Kunlun Energy Co. Ltd.	14,434,000	11,513,211
Kunlun Tech Co. Ltd., Class A	260,600	2,100,618
Kweichow Moutai Co. Ltd., Class A	274,187	62,837,684
LB Group Co. Ltd., Class A	852,700	1,880,987
Legend Biotech Corp., ADR(a)(c)	208,603	13,386,055
Lenovo Group Ltd.	26,558,000	24,966,100
Lens Technology Co. Ltd., Class A	1,456,400	2,380,437
Lepu Medical Technology Beijing Co. Ltd., Class A	589,370	2,042,959
Li Auto Inc., Class A(a)(c)	4,069,990	59,056,954
Li Ning Co. Ltd.	8,575,500	46,076,333

Security	Shares	Value

China (continued)
Lingyi iTech Guangdong Co., Class A(a)	2,887,780	$2,552,505
Longfor Group Holdings Ltd.(b)(c)	6,896,500	13,281,013
LONGi Green Energy Technology Co. Ltd., Class A	1,731,971	7,010,459
Lufax Holding Ltd., ADR	2,522,745	3,229,114
Luxshare Precision Industry Co. Ltd., Class A	1,649,346	6,328,246
Luzhou Laojiao Co. Ltd., Class A	334,039	9,598,667
Mango Excellent Media Co. Ltd., Class A	463,400	1,907,068
Maxscend Microelectronics Co. Ltd., Class A	139,344	1,735,930
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	1,402,680	1,257,262
Meituan, Class B(a)(b)	18,241,000	256,126,928
Metallurgical Corp. of China Ltd., Class A	5,094,590	2,884,421
Microport Scientific Corp.(a)(c)	2,978,900	5,124,259
Ming Yang Smart Energy Group Ltd., Class A	587,600	1,449,787
MINISO Group Holding Ltd., ADR	344,546	5,237,099
Minth Group Ltd.	2,854,000	7,139,724
Montage Technology Co. Ltd., Class A	298,600	2,674,756
Muyuan Foods Co. Ltd., Class A	1,256,839	7,077,918
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	664,553	1,262,895
NARI Technology Co. Ltd., Class A	1,674,645	6,451,285
NAURA Technology Group Co. Ltd., Class A	126,400	5,393,774
NavInfo Co. Ltd., Class A	782,600	1,290,537
NetEase Inc.	7,116,550	121,044,275
New China Life Insurance Co. Ltd., Class A	605,902	3,132,726
New China Life Insurance Co. Ltd., Class H	2,733,300	7,069,653
New Hope Liuhe Co. Ltd., Class A(a)	1,441,597	2,284,518
New Oriental Education & Technology Group Inc.(a)	5,558,200	21,020,194
Nine Dragons Paper Holdings Ltd.(c)	6,625,000	3,674,181
Ninestar Corp., Class A	458,338	2,518,925
Ningbo Deye Technology Co. Ltd., Class A, NVS	115,200	2,192,575
Ningbo Joyson Electronic Corp., Class A	461,700	1,027,959
Ningbo Orient Wires & Cables Co. Ltd., Class A	172,800	1,189,762
Ningbo Shanshan Co. Ltd., Class A	756,800	1,568,946
Ningbo Tuopu Group Co. Ltd., Class A	286,300	2,338,712
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,925,900	3,287,851
NIO Inc., ADR(a)(c)	4,964,176	37,380,245
Nongfu Spring Co. Ltd., Class H(b)	6,419,800	34,420,301
Oppein Home Group Inc., Class A	137,300	1,829,080
Orient Overseas International Ltd.	485,000	5,908,725
Orient Securities Co. Ltd., Class A	2,086,134	2,898,645
Ovctek China Inc., Class A	271,600	1,066,936
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	2,200,789	1,231,174
People’s Insurance Co. Group of China Ltd. (The), Class A	3,300,900	2,837,847
People’s Insurance Co. Group of China Ltd. (The), Class H	27,362,000	10,345,911
Perfect World Co. Ltd., Class A	588,900	1,519,911
PetroChina Co. Ltd., Class A	4,861,500	5,120,937
PetroChina Co. Ltd., Class H	76,020,000	49,138,504
Pharmaron Beijing Co. Ltd., Class A	269,000	1,746,836
Pharmaron Beijing Co. Ltd., Class H(b)	697,400	2,575,695
PICC Property & Casualty Co. Ltd., Class H	24,899,192	29,702,514
Pinduoduo Inc., ADR(a)(c)	1,825,175	119,220,431
Ping An Bank Co. Ltd., Class A	4,344,167	7,088,856
Ping An Healthcare and Technology Co. Ltd.(a)(b)	1,986,800	4,595,844
Ping An Insurance Group Co. of China Ltd., Class A	2,567,084	16,954,339

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	22,842,000	$144,959,571
Poly Developments and Holdings Group Co. Ltd., Class A	2,722,784	4,875,126
Pop Mart International Group Ltd.(b)(c)	1,763,000	3,876,376
Postal Savings Bank of China Co. Ltd., Class A	6,595,200	4,762,223
Postal Savings Bank of China Co. Ltd., Class H(b)	28,273,000	17,764,158
Power Construction Corp. of China Ltd., Class A	3,928,300	3,658,492
Pylon Technologies Co. Ltd., Class A, NVS	52,362	1,453,420
Qifu Technology Inc.	416,540	5,727,425
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	1,248,500	3,297,884
Rongsheng Petrochemical Co. Ltd., Class A	2,502,358	4,080,628
SAIC Motor Corp. Ltd., Class A	1,911,406	3,604,030
Sanan Optoelectronics Co. Ltd., Class A	1,087,200	3,016,924
Sangfor Technologies Inc., Class A	119,800	2,097,856
Sany Heavy Equipment International Holdings Co. Ltd.	4,306,000	5,681,560
Sany Heavy Industry Co. Ltd., Class A	2,050,752	4,232,898
Satellite Chemical Co. Ltd., Class A	1,054,484	1,877,928
SDIC Power Holdings Co. Ltd., Class A	1,624,400	3,010,409
Seazen Holdings Co. Ltd., Class A(a)	492,573	968,075
SF Holding Co. Ltd., Class A	1,114,835	7,423,462
SG Micro Corp., Class A	101,786	1,550,878
Shaanxi Coal Industry Co. Ltd., Class A	2,475,776	5,831,058
Shandong Gold Mining Co. Ltd., Class A	1,203,736	4,276,798
Shandong Gold Mining Co. Ltd., Class H(b)	2,426,250	4,631,412
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	656,680	2,691,520
Shandong Linglong Tyre Co. Ltd., Class A	486,400	1,456,017
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,339,600	13,790,483
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	341,672	1,633,869
Shanghai Baosight Software Co. Ltd., Class A	438,080	3,264,402
Shanghai Baosight Software Co. Ltd., Class B	1,911,031	6,353,624
Shanghai Construction Group Co. Ltd., Class A	3,143,152	1,166,190
Shanghai Electric Group Co. Ltd., Class A(a)	4,590,691	3,114,870
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	535,500	2,345,867
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,780,500	4,849,543
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	252,303	2,022,068
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	941,000	2,526,418
Shanghai International Airport Co. Ltd., Class A(a)	326,798	2,140,416
Shanghai International Port Group Co. Ltd., Class A	2,839,989	2,102,514
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	161,600	1,031,521
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,068,478	2,429,622
Shanghai M&G Stationery Inc., Class A	273,737	1,635,121
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	775,800	2,556,243
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,756,500	5,493,610
Shanghai Pudong Development Bank Co. Ltd., Class A	6,957,195	7,185,738
Shanghai Putailai New Energy Technology Co. Ltd., Class A	538,666	2,685,501
Shanghai RAAS Blood Products Co. Ltd., Class A	2,558,800	2,415,980
Shanghai Rural Commercial Bank Co. Ltd.	2,579,600	2,138,544

Security	Shares	Value

China (continued)
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,318,500	$1,824,403
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	725,100	1,905,523
Shanxi Meijin Energy Co. Ltd., Class A	1,575,600	1,586,960
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	273,300	8,068,980
Shengyi Technology Co. Ltd., Class A	810,500	1,737,160
Shennan Circuits Co. Ltd., Class A	144,340	1,588,152
Shenwan Hongyuan Group Co. Ltd., Class A	6,296,670	4,176,657
Shenzhen Dynanonic Co. Ltd., Class A	76,320	1,179,908
Shenzhen Inovance Technology Co. Ltd., Class A	471,697	3,918,041
Shenzhen International Holdings Ltd.(c)	5,171,500	4,099,859
Shenzhen Kangtai Biological Products Co. Ltd., Class A	377,635	1,475,380
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	274,032	11,588,199
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,214,700	1,480,611
Shenzhen Transsion Holding Co. Ltd., Class A	192,289	3,390,076
Shenzhou International Group Holdings Ltd.	2,993,700	24,241,134
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	407,300	1,643,254
Shimao Group Holdings Ltd.(a)(c)(d)	3,384,740	558,294
Sichuan Chuantou Energy Co. Ltd., Class A	1,463,760	3,062,869
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	639,978	2,783,165
Sichuan Road & Bridge Co. Ltd., Class A	1,470,700	3,141,265
Sichuan Swellfun Co. Ltd., Class A	137,193	1,124,881
Sino Biopharmaceutical Ltd.	37,995,750	18,113,202
Sinoma Science & Technology Co. Ltd., Class A	568,400	1,552,258
Sinopharm Group Co. Ltd., Class H	4,987,600	16,349,677
Skshu Paint Co. Ltd., Class A(a)	110,640	1,389,993
Smoore International Holdings Ltd.(b)(c)	6,688,000	6,749,347
Songcheng Performance Development Co. Ltd., Class A	852,518	1,523,196
Spring Airlines Co. Ltd., Class A(a)	213,200	1,731,422
StarPower Semiconductor Ltd., Class A	45,500	1,393,999
Sungrow Power Supply Co. Ltd., Class A	347,900	5,383,177
Sunny Optical Technology Group Co. Ltd.	2,596,100	24,437,071
Sunwoda Electronic Co. Ltd., Class A	599,900	1,343,349
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	596,300	2,127,745
Suzhou Maxwell Technologies Co. Ltd., Class A	87,840	1,951,971
TAL Education Group, ADR(a)(c)	1,647,737	8,947,212
TBEA Co. Ltd., Class A	991,200	3,115,985
TCL Technology Group Corp., Class A	5,604,030	3,041,274
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	770,293	4,020,764
Tencent Holdings Ltd.	22,432,500	887,750,801
Tencent Music Entertainment Group, ADR(a)	2,585,372	17,942,482
Thunder Software Technology Co. Ltd., Class A	128,187	1,760,819
Tianma Microelectronics Co. Ltd., Class A(a)	1,439,123	1,954,880
Tianqi Lithium Corp., Class A(a)	346,100	3,502,433
Tingyi Cayman Islands Holding Corp.(c)	7,286,000	10,914,313
Tongcheng Travel Holdings Ltd.(a)	4,664,400	9,310,977
Tongkun Group Co. Ltd., Class A	956,700	1,620,222
Tongwei Co. Ltd., Class A	1,019,984	4,889,354
Topchoice Medical Corp., Class A(a)	91,900	1,365,988
Topsports International Holdings Ltd.(b)	7,027,000	5,460,166
TravelSky Technology Ltd., Class H	3,678,000	6,709,779
Trina Solar Co. Ltd., Class A	540,286	2,985,002
Trip.com Group Ltd.(a)	2,026,462	64,540,557

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tsingtao Brewery Co. Ltd., Class A	197,390	$2,640,227
Tsingtao Brewery Co. Ltd., Class H	2,246,000	19,336,990
Unigroup Guoxin Microelectronics Co. Ltd., Class A	218,439	2,829,341
Uni-President China Holdings Ltd.	5,120,000	4,449,660
Unisplendour Corp. Ltd., Class A	820,454	3,762,473
Vinda International Holdings Ltd.	1,498,000	3,605,902
Vipshop Holdings Ltd., ADR(a)	1,298,529	18,594,935
Walvax Biotechnology Co. Ltd., Class A	469,447	1,906,931
Wanhua Chemical Group Co. Ltd., Class A	752,791	8,702,818
Want Want China Holdings Ltd.	17,547,000	11,744,657
Weibo Corp., ADR(a)(c)	254,918	3,561,204
Weichai Power Co. Ltd., Class A	1,988,444	3,230,374
Weichai Power Co. Ltd., Class H	6,864,800	9,320,498
Wens Foodstuffs Group Co. Ltd., Class A	1,665,270	3,937,387
Western Securities Co. Ltd., Class A	2,874,410	2,617,868
Western Superconducting Technologies Co. Ltd., Class A	168,866	1,839,338
Will Semiconductor Co. Ltd. Shanghai, Class A	278,370	3,906,177
Wingtech Technology Co. Ltd., Class A	306,900	2,151,197
Wuhan Guide Infrared Co. Ltd., Class A	1,638,940	2,364,859
Wuliangye Yibin Co. Ltd., Class A	876,528	19,889,833
WUS Printed Circuit Kunshan Co. Ltd., Class A	659,523	1,936,960
WuXi AppTec Co. Ltd., Class A	637,229	5,823,523
WuXi AppTec Co. Ltd., Class H(b)	1,250,670	10,286,821
Wuxi Biologics Cayman Inc.(a)(b)	13,695,000	70,115,297
XCMG Construction Machinery Co. Ltd., Class A	3,257,469	2,739,483
Xiaomi Corp., Class B(a)(b)	55,450,400	73,229,241
Xinjiang Daqo New Energy Co. Ltd., Class A	388,152	2,328,721
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,384,493	2,117,232
Xinyi Solar Holdings Ltd.	17,964,000	17,745,134
XPeng Inc.(a)(c)	3,706,576	14,690,121
Xtep International Holdings Ltd.	5,061,000	5,086,979
Yadea Group Holdings Ltd.(b)	4,624,000	9,215,501
Yankuang Energy Group Co. Ltd., Class A	616,400	2,349,089
Yankuang Energy Group Co. Ltd., Class H	5,490,800	13,921,798
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	349,698	1,198,604
Yealink Network Technology Corp. Ltd., Class A	272,630	2,029,602
Yifeng Pharmacy Chain Co. Ltd., Class A	248,436	1,731,405
Yihai International Holding Ltd.	1,826,000	4,051,488
Yihai Kerry Arawana Holdings Co. Ltd., Class A	387,800	2,193,298
YongXing Special Materials Technology Co. Ltd., Class A	152,930	1,360,070
Yonyou Network Technology Co. Ltd., Class A	893,751	2,495,541
YTO Express Group Co. Ltd., Class A	887,400	1,919,123
Yuexiu Property Co. Ltd.(c)	6,270,000	6,792,063
Yum China Holdings Inc.	1,516,661	85,630,680
Yunda Holding Co. Ltd., Class A	877,004	1,405,886
Yunnan Baiyao Group Co. Ltd., Class A	472,522	3,575,750
Yunnan Energy New Material Co. Ltd., Class A(a)	226,400	2,896,874
Zangge Mining Co. Ltd., Class A	487,400	1,573,491
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	147,564	6,307,987
Zhaojin Mining Industry Co. Ltd., Class H(a)	4,830,500	6,878,897
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	2,256,298	1,971,319
Zhejiang Chint Electrics Co. Ltd., Class A	566,023	2,078,603
Zhejiang Dahua Technology Co. Ltd., Class A	938,784	2,619,248
Zhejiang Expressway Co. Ltd., Class H(c)	5,528,000	4,094,121

Security	Shares	Value

China (continued)
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	492,004	$1,275,342
Zhejiang Huayou Cobalt Co. Ltd., Class A	418,415	2,719,444
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	336,484	3,260,516
Zhejiang NHU Co. Ltd., Class A	893,887	1,896,347
Zhejiang Supcon Technology Co. Ltd., Class A	204,958	2,977,805
Zhejiang Supor Co. Ltd., Class A	177,282	1,114,273
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	202,147	1,083,172
Zheshang Securities Co. Ltd., Class A	1,424,300	2,000,590
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	2,617,700	7,372,108
Zhongji Innolight Co. Ltd., Class A	208,600	3,157,474
Zhongsheng Group Holdings Ltd.	2,483,000	9,163,975
Zhuzhou CRRC Times Electric Co. Ltd.	2,193,500	9,230,892
Zijin Mining Group Co. Ltd., Class A	5,228,700	7,861,083
Zijin Mining Group Co. Ltd., Class H	19,374,000	26,351,621
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,385,054	2,122,911
ZTE Corp., Class A	882,300	4,365,500
ZTE Corp., Class H	2,581,000	7,924,862
ZTO Express Cayman Inc., ADR	1,527,987	38,566,392
		6,889,093,422
Colombia — 0.0%
Bancolombia SA	932,546	5,825,793
Interconexion Electrica SA ESP	1,566,159	6,194,247
		12,020,040
Czech Republic — 0.2%
CEZ AS	589,201	26,507,043
Komercni Banka AS	261,061	7,782,744
Moneta Money Bank AS(b)	1,200,823	4,285,031
		38,574,818
Egypt — 0.1%
Commercial International Bank Egypt SAE	9,268,992	15,671,162
Eastern Co. SAE	4,110,572	2,535,836
Egyptian Financial Group-Hermes Holding Co.(a)	1,423,920	872,893
		19,079,891
Greece — 0.4%
Alpha Services and Holdings SA(a)	7,957,578	11,802,149
Eurobank Ergasias Services and Holdings SA, Class A(a)	9,510,317	14,865,931
FF Group(a)(d)	246,892	2
Hellenic Telecommunications Organization SA	727,918	11,150,143
JUMBO SA	428,260	9,938,793
Motor Oil Hellas Corinth Refineries SA	237,298	6,129,715
Mytilineos SA	389,142	12,257,222
National Bank of Greece SA(a)	2,030,106	12,596,346
OPAP SA	638,894	10,909,243
Public Power Corp. SA(a)	842,299	8,916,885
Terna Energy SA	196,805	4,246,820
		102,813,249
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	1,552,062	12,636,194
OTP Bank Nyrt	836,451	26,077,645
Richter Gedeon Nyrt	466,035	11,759,039
		50,472,878
India — 14.4%
ABB India Ltd.	184,843	9,210,594
ACC Ltd.	241,095	5,174,406

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Adani Enterprises Ltd.	621,203	$18,698,589
Adani Green Energy Ltd.(a)	1,146,284	13,504,490
Adani Ports & Special Economic Zone Ltd.	1,876,288	16,731,160
Adani Power Ltd.(a)	2,756,923	8,304,806
Ambuja Cements Ltd.(a)	2,161,344	11,045,663
Apollo Hospitals Enterprise Ltd.	372,617	20,794,883
Asian Paints Ltd.	1,386,991	53,437,324
AU Small Finance Bank Ltd.(b)	549,214	5,149,255
Aurobindo Pharma Ltd.	951,675	7,571,046
Avenue Supermarts Ltd.(a)(b)	590,173	24,715,224
Axis Bank Ltd.	8,332,623	91,957,650
Bajaj Auto Ltd.	247,893	13,669,180
Bajaj Finance Ltd.	986,497	83,195,434
Bajaj Finserv Ltd.	1,416,312	24,797,013
Bajaj Holdings & Investment Ltd.	91,585	8,036,603
Balkrishna Industries Ltd.	300,284	8,246,819
Bandhan Bank Ltd.(a)(b)	2,443,196	7,898,958
Bank of Baroda.	3,604,412	8,041,314
Berger Paints India Ltd.	937,682	7,361,603
Bharat Electronics Ltd.	13,462,490	18,231,408
Bharat Forge Ltd.	920,152	8,785,459
Bharat Petroleum Corp.Ltd.	2,779,199	12,203,058
Bharti Airtel Ltd.	8,125,415	83,403,636
Britannia Industries Ltd.	395,340	22,246,396
CG Power and Industrial Solutions Ltd.	2,186,334	10,373,417
Cholamandalam Investment and Finance Co. Ltd.	1,534,628	19,470,515
Cipla Ltd.	1,798,289	20,703,123
Coal India Ltd.	5,683,001	16,552,319
Colgate-Palmolive India Ltd.	435,395	8,368,475
Container Corp. of India Ltd.	990,441	8,023,645
Dabur India Ltd.	2,256,894	15,135,702
Divi’s Laboratories Ltd.	430,914	17,922,150
DLF Ltd.	2,326,284	13,334,346
Dr. Reddy’s Laboratories Ltd.	390,782	21,298,863
Eicher Motors Ltd.	495,113	21,951,337
GAIL India Ltd.	8,589,821	10,873,680
Godrej Consumer Products Ltd.(a)	1,494,174	19,099,064
Godrej Properties Ltd.(a)	471,737	7,917,283
Grasim Industries Ltd.	996,271	20,656,252
Havells India Ltd.	917,687	14,487,745
HCL Technologies Ltd.	3,363,894	46,472,999
HDFC Life Insurance Co. Ltd.(b)	3,499,033	25,004,235
Hero MotoCorp Ltd.	396,732	13,220,790
Hindalco Industries Ltd.	4,577,967	22,414,779
Hindustan Aeronautics Ltd.	291,129	10,968,727
Hindustan Petroleum Corp. Ltd.	2,121,745	6,687,517
Hindustan Unilever Ltd.	2,967,383	95,627,913
Housing Development Finance Corp. Ltd.	6,291,670	200,488,879
ICICI Bank Ltd.	18,859,089	215,665,881
ICICI Lombard General Insurance Co. Ltd.(b)	841,118	11,999,260
ICICI Prudential Life Insurance Co. Ltd.(b)	1,346,604	7,574,924
Indian Hotels Co. Ltd. (The)	2,929,500	13,783,015
Indian Oil Corp. Ltd.	10,142,033	11,026,436
Indian Railway Catering & Tourism Corp. Ltd.	927,902	7,273,935
Indraprastha Gas Ltd.	1,097,627	6,367,900
Info Edge India Ltd.	266,722	13,108,387
Infosys Ltd.	11,957,097	190,082,323
InterGlobe Aviation Ltd.(a)(b)	452,050	12,959,042
ITC Ltd.	10,913,973	58,704,375
Jindal Steel & Power Ltd.	1,369,040	8,552,413

Security	Shares	Value

India (continued)
JSW Steel Ltd.	2,248,728	$18,910,224
Jubilant Foodworks Ltd.	1,435,151	8,368,945
Kotak Mahindra Bank Ltd.	3,836,542	93,196,612
Larsen & Toubro Infotech Ltd.(b)	322,281	19,420,614
Larsen & Toubro Ltd.	2,481,971	66,056,723
Lupin Ltd.	717,432	6,967,767
Mahindra & Mahindra Ltd.	3,301,392	52,568,354
Marico Ltd.	1,865,751	12,234,665
Maruti Suzuki India Ltd.	473,391	53,545,324
Max Healthcare Institute Ltd.(a)	2,772,122	18,410,582
Mphasis Ltd.	278,238	6,533,966
MRF Ltd.	7,198	8,450,154
Muthoot Finance Ltd.	452,680	6,097,571
Nestle India Ltd.	122,444	32,059,939
NTPC Ltd.	15,195,663	31,867,530
Oil & Natural Gas Corp. Ltd.	10,772,675	20,144,928
Page Industries Ltd.	22,371	10,475,249
Petronet LNG Ltd.	2,830,274	7,715,701
PI Industries Ltd.	291,572	12,739,842
Pidilite Industries Ltd.	568,875	17,915,929
Power Grid Corp. of India Ltd.	12,010,554	33,918,513
Reliance Industries Ltd.	10,969,990	327,068,678
Samvardhana Motherson International Ltd.	7,907,430	7,544,101
SBI Cards & Payment Services Ltd.	934,697	10,349,636
SBI Life Insurance Co. Ltd.(b)	1,638,297	24,421,509
Shree Cement Ltd.	33,666	10,230,104
Shriram Transport Finance Co. Ltd.	844,904	14,278,240
Siemens Ltd.	298,522	12,797,229
Sona Blw Precision Forgings Ltd.(b)	1,048,013	6,860,128
SRF Ltd.	540,372	16,434,573
State Bank of India	6,481,379	45,325,692
Sun Pharmaceutical Industries Ltd.	3,455,201	40,739,566
Tata Consultancy Services Ltd.	3,286,165	130,457,514
Tata Consumer Products Ltd.	2,077,535	20,041,064
Tata Elxsi Ltd.	126,749	11,351,320
Tata Motors Ltd.(a)	6,006,251	38,145,145
Tata Power Co. Ltd. (The)	5,331,209	13,735,119
Tata Steel Ltd.	26,595,824	33,985,881
Tech Mahindra Ltd.	1,928,975	25,957,649
Titan Co. Ltd.	1,282,459	43,719,995
Torrent Pharmaceuticals Ltd.	380,202	8,426,986
Trent Ltd.	703,750	13,260,287
Tube Investments of India Ltd.	389,371	13,463,167
TVS Motor Co. Ltd.	829,520	13,045,378
UltraTech Cement Ltd.	395,263	37,535,797
United Spirits Ltd.(a)	1,080,565	11,522,354
UPL Ltd.	1,810,284	14,970,706
Varun Beverages Ltd.	826,973	16,917,580
Vedanta Ltd.	2,743,530	9,215,305
Wipro Ltd.	4,851,036	23,681,213
Yes Bank Ltd.(a)	44,479,752	8,699,751
Zomato Ltd.(a)	14,126,681	11,768,437
		3,370,112,853
Indonesia — 2.1%
Adaro Energy Indonesia Tbk PT	52,402,100	7,120,907
Aneka Tambang Tbk	32,532,400	4,109,382
Astra International Tbk PT	72,827,200	31,288,141
Bank Central Asia Tbk PT	199,040,700	120,106,595
Bank Mandiri Persero Tbk PT	134,391,800	45,349,448
Bank Negara Indonesia Persero Tbk PT	26,953,576	16,258,829

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	245,430,208	$91,198,937
Barito Pacific Tbk PT	109,678,222	5,558,196
Charoen Pokphand Indonesia Tbk PT	26,738,445	8,829,803
GoTo Gojek Tokopedia Tbk PT(a)	3,014,526,600	29,511,340
Indah Kiat Pulp & Paper Tbk PT	10,429,800	4,796,333
Indofood CBP Sukses Makmur Tbk PT	8,361,500	6,523,227
Indofood Sukses Makmur Tbk PT	15,553,900	7,365,441
Kalbe Farma Tbk PT	76,764,215	10,396,291
Merdeka Copper Gold Tbk PT(a)	44,532,663	8,905,870
Sarana Menara Nusantara Tbk PT	82,970,300	5,477,539
Semen Indonesia Persero Tbk PT	12,064,471	4,663,195
Sumber Alfaria Trijaya Tbk PT	61,587,700	10,842,219
Telkom Indonesia Persero Tbk PT	178,952,700	48,314,628
Unilever Indonesia Tbk PT	26,773,900	8,088,474
United Tractors Tbk PT	5,406,253	8,027,023
Vale Indonesia Tbk PT	9,662,400	4,056,233
		486,788,051
Kuwait — 0.8%
Agility Public Warehousing Co. KSC	5,452,519	10,816,730
Boubyan Bank KSCP	5,140,232	10,018,062
Gulf Bank KSCP	6,401,281	5,324,667
Kuwait Finance House KSCP	29,374,137	67,467,297
Mabanee Co. KPSC	2,617,660	6,302,905
Mobile Telecommunications Co. KSCP	7,409,263	12,520,245
National Bank of Kuwait SAKP	27,038,426	80,851,268
		193,301,174
Malaysia — 1.4%
AMMB Holdings Bhd	6,958,475	5,485,211
Axiata Group Bhd	9,922,100	5,971,696
CIMB Group Holdings Bhd	23,485,300	24,515,687
Dialog Group Bhd	13,124,112	6,136,796
DiGi.Com Bhd	12,780,700	12,377,400
Gamuda Bhd(c)	5,533,900	5,323,675
Genting Bhd	7,623,100	6,931,151
Genting Malaysia Bhd	10,754,300	5,845,148
HAP Seng Consolidated Bhd	220,200	172,713
Hong Leong Bank Bhd	2,397,900	10,059,880
Hong Leong Financial Group Bhd	960,900	3,605,847
IHH Healthcare Bhd	6,686,900	8,358,952
Inari Amertron Bhd	10,503,900	5,725,917
IOI Corp. Bhd	9,073,820	7,245,676
Kuala Lumpur Kepong Bhd	1,608,800	7,274,273
Malayan Banking Bhd	19,572,000	36,670,185
Malaysia Airports Holdings Bhd	2,698,500	4,038,949
Maxis Bhd(c)	8,332,000	7,418,332
MISC Bhd	4,585,900	7,247,569
MR DIY Group M Bhd(b)	10,704,300	3,639,325
Nestle Malaysia Bhd	262,700	7,626,866
Petronas Chemicals Group Bhd	9,592,900	13,617,161
Petronas Dagangan Bhd	1,193,700	5,462,235
Petronas Gas Bhd	2,949,100	10,696,118
PPB Group Bhd	2,476,260	8,723,646
Press Metal Aluminium Holdings Bhd	13,922,000	13,889,152
Public Bank Bhd	53,191,150	43,893,791
QL Resources Bhd	4,359,700	5,242,408
RHB Bank Bhd	5,419,325	6,280,921
Sime Darby Bhd	9,634,773	4,316,994
Sime Darby Plantation Bhd	7,602,173	6,936,025
Telekom Malaysia Bhd	4,370,300	4,823,271
Tenaga Nasional Bhd	9,025,450	18,589,908

Security	Shares	Value

Malaysia (continued)
Top Glove Corp. Bhd(a)(c)	18,216,600	$4,492,729
		328,635,607
Mexico — 2.8%
Alfa SAB de CV, Class A	10,661,347	6,527,355
America Movil SAB de CV, Series B, NVS	112,935,800	120,539,765
Arca Continental SAB de CV	1,658,436	16,766,245
Banco del Bajio SA(b)	2,620,900	8,209,852
Cemex SAB de CV, NVS(a)	55,633,473	33,463,743
Coca-Cola Femsa SAB de CV	1,873,293	15,386,440
Fibra Uno Administracion SA de CV	11,155,200	16,194,558
Fomento Economico Mexicano SAB de CV	7,045,500	70,944,907
Gruma SAB de CV, Class B	703,550	10,813,566
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,338,000	23,673,122
Grupo Aeroportuario del Sureste SAB de CV, Class B	710,945	19,912,409
Grupo Bimbo SAB de CV, Series A	4,956,100	26,493,799
Grupo Carso SAB de CV, Series A1(c)	1,923,741	11,444,133
Grupo Financiero Banorte SAB de CV, Class O	9,404,556	75,384,250
Grupo Financiero Inbursa SAB de CV, Class O(a)(c)	7,961,000	17,682,610
Grupo Mexico SAB de CV, Series B	11,374,988	50,486,195
Grupo Televisa SAB, CPO	8,658,900	8,292,259
Industrias Penoles SAB de CV(a)(c)	700,298	10,716,076
Kimberly-Clark de Mexico SAB de CV, Class A	5,463,000	11,111,919
Operadora De Sites Mexicanos SAB de CV, Class A-1	5,002,400	4,411,637
Orbia Advance Corp. SAB de CV	3,786,434	7,860,131
Promotora y Operadora de Infraestructura SAB de CV	735,005	7,097,001
Wal-Mart de Mexico SAB de CV	18,885,000	71,764,922
		645,176,894
Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR	778,127	5,299,045
Credicorp Ltd.	258,095	33,410,398
Southern Copper Corp.	299,161	19,974,980
		58,684,423
Philippines — 0.7%
Aboitiz Equity Ventures Inc.	6,709,070	6,500,916
ACEN Corp.(a)	2,505,523	261,343
Ayala Corp.	964,826	11,333,086
Ayala Land Inc.	24,816,700	11,614,726
Bank of the Philippine Islands	6,686,878	11,900,464
BDO Unibank Inc.	8,749,773	21,200,754
International Container Terminal Services Inc.	3,723,230	12,928,942
JG Summit Holdings Inc.	10,105,893	8,636,790
Jollibee Foods Corp.	1,678,249	7,039,870
Manila Electric Co.	857,800	4,990,169
Metropolitan Bank & Trust Co.	6,631,025	6,804,003
PLDT Inc.	268,218	5,722,626
SM Investments Corp.	880,782	14,565,341
SM Prime Holdings Inc.	37,210,225	21,656,460
Universal Robina Corp.	3,291,040	8,227,571
		153,383,061
Poland — 0.8%
Allegro.eu SA (a)(b)	1,503,544	12,636,395
Bank Polska Kasa Opieki SA	660,002	15,024,147
CD Projekt SA	238,423	6,829,771
Cyfrowy Polsat SA	826,419	3,017,189
Dino Polska SA(a)(b)	181,125	17,813,964

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
KGHM Polska Miedz SA	515,742	$12,786,973
LPP SA	4,052	11,503,895
mBank SA(a)	53,541	4,465,840
Pepco Group NV(a)	607,732	5,752,027
PGE Polska Grupa Energetyczna SA(a)	3,382,798	5,365,809
Polski Koncern Naftowy ORLEN SA	2,086,766	29,712,013
Powszechna Kasa Oszczednosci Bank Polski SA	3,141,572	23,842,998
Powszechny Zaklad Ubezpieczen SA	2,177,723	19,856,965
Santander Bank Polska SA	130,820	10,425,379
		179,033,365
Qatar — 0.9%
Barwa Real Estate Co.	6,989,106	4,918,767
Commercial Bank PSQC (The)	11,429,541	17,574,487
Dukhan Bank	5,994,990	6,442,598
Industries Qatar QSC.	5,435,191	17,874,617
Masraf Al Rayan QSC	20,376,699	14,250,478
Mesaieed Petrochemical Holding Co.	17,531,468	9,467,368
Ooredoo QPSC	2,826,682	8,232,527
Qatar Electricity & Water Co. QSC	1,721,688	8,081,489
Qatar Fuel QSC	1,874,491	8,154,807
Qatar Gas Transport Co. Ltd.	9,596,754	10,403,922
Qatar International Islamic Bank QSC	3,260,579	8,930,435
Qatar Islamic Bank SAQ	6,038,499	29,022,861
Qatar National Bank QPSC	16,661,848	73,175,621
		216,529,977
Russia — 0.0%
Alrosa PJSC(a)(d)	9,805,890	1,202
Gazprom PJSC(d)	43,696,315	5,358
Inter RAO UES PJSC(d)	121,651,300	14,917
LUKOIL PJSC(d)	1,533,792	188
Magnit PJSC(a)(d)	246,156	30
Magnit PJSC, GDR(d)	2	—
MMC Norilsk Nickel PJSC(d)	233,757	29
Mobile TeleSystems PJSC(d)	3,162,662	388
Moscow Exchange MICEX-RTS PJSC(a)(d)	5,279,850	647
Novatek PJSC(d)	3,371,230	413
Novolipetsk Steel PJSC(a)(d)	5,629,360	690
Ozon Holdings PLC, ADR(a)(d)	197,078	24
PhosAgro PJSC(d)	174,249	21
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(d)	3,367	34
Polymetal International PLC(a)(d)	1,312,267	161
Polyus PJSC(a)(d)	126,490	16
Rosneft Oil Co. PJSC(d)	4,281,715	525
Sberbank of Russia PJSC(d)	39,606,181	4,857
Severstal PAO(a)(d)	805,849	99
Surgutneftegas PJSC(d)	26,192,370	3,212
Tatneft PJSC(d)	5,175,395	635
TCS Group Holding PLC, GDR(a)(d)(e)	445,207	55
United Co. RUSAL International PJSC(a)(d)	11,428,270	1,401
VK Co. Ltd.(a)(d)	404,870	50
VTB Bank PJSC(a)(d)	11,783,971,998	1,445
X5 Retail Group NV, GDR(a)(d)	424,766	52
Yandex NV, Class A(a)(d)	1,127,576	138
		36,587
Saudi Arabia — 4.2%
ACWA Power Co.	307,024	12,208,789
Advanced Petrochemical Co.	491,094	5,712,781
Al Rajhi Bank	7,087,195	133,520,218

Security	Shares	Value

Saudi Arabia (continued)
Alinma Bank	3,566,861	$31,026,460
Almarai Co. JSC	870,916	12,709,295
Arab National Bank	2,356,212	15,975,440
Arabian Internet & Communications Services Co.	77,798	6,094,989
Bank AlBilad	1,816,707	18,017,313
Bank Al-Jazira.	1,552,086	7,257,560
Banque Saudi Fransi	2,083,131	22,103,651
Bupa Arabia for Cooperative Insurance Co.	279,934	12,538,368
Dallah Healthcare Co.	137,467	5,962,879
Dar Al Arkan Real Estate Development Co.(a)	2,005,571	8,238,572
Dr Sulaiman Al Habib Medical Services Group Co.	324,454	23,101,810
Elm Co.	91,363	10,928,461
Emaar Economic City(a)	1,518,544	3,990,717
Etihad Etisalat Co.	1,312,701	15,046,295
Jarir Marketing Co.	2,087,700	9,794,673
Mobile Telecommunications Co.(a)	1,572,790	5,779,228
Mouwasat Medical Services Co.	184,662	11,074,543
Nahdi Medical Co.	129,566	5,877,945
National Industrialization Co.(a)	1,274,472	4,984,422
Rabigh Refining & Petrochemical Co.(a)	1,555,416	4,559,259
Riyad Bank	5,228,769	45,643,521
SABIC Agri-Nutrients Co.	825,778	27,481,259
Sahara International Petrochemical Co.	1,359,849	12,881,178
Saudi Arabian Mining Co.(a)	3,147,420	52,104,269
Saudi Arabian Oil Co.(b)	9,519,986	79,908,292
Saudi Aramco Base Oil Co.	184,078	6,576,318
Saudi Basic Industries Corp.	3,245,369	76,256,188
Saudi British Bank (The)	3,542,667	34,928,442
Saudi Electricity Co.	3,061,949	17,614,708
Saudi Industrial Investment Group.	1,386,487	9,098,967
Saudi Investment Bank (The)	1,883,853	8,456,413
Saudi Kayan Petrochemical Co.(a)	2,761,263	9,396,997
Saudi National Bank (The)	10,617,594	104,425,384
Saudi Research & Media Group(a)	136,565	6,843,951
Saudi Tadawul Group Holding Co.	167,153	7,136,869
Saudi Telecom Co.	6,985,771	80,572,178
Savola Group (The)	888,274	8,501,997
Yanbu National Petrochemical Co.	910,039	10,289,392
		984,619,991
South Africa — 3.0%
Absa Group Ltd.	3,039,661	23,783,753
African Rainbow Minerals Ltd.	468,109	4,896,227
Anglo American Platinum Ltd.	231,706	13,329,223
AngloGold Ashanti Ltd.	1,532,711	37,314,251
Aspen Pharmacare Holdings Ltd.	1,372,314	11,936,905
Bid Corp. Ltd.	1,227,175	26,138,866
Bidvest Group Ltd. (The)	1,056,613	12,743,389
Capitec Bank Holdings Ltd.	310,557	21,261,589
Clicks Group Ltd.	905,651	10,770,214
Discovery Ltd.(a)	1,844,848	12,389,894
Exxaro Resources Ltd.	904,281	7,345,685
FirstRand Ltd.	18,005,846	55,217,144
Foschini Group Ltd. (The)	1,232,520	5,240,734
Gold Fields Ltd.	3,243,026	49,169,050
Growthpoint Properties Ltd.	12,506,977	7,414,596
Harmony Gold Mining Co. Ltd.	2,070,498	9,796,212
Impala Platinum Holdings Ltd.	3,104,172	24,923,452
Kumba Iron Ore Ltd.	231,606	5,092,249
Mr. Price Group Ltd.	957,192	6,022,634
MTN Group Ltd.	6,165,640	38,137,464

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
MultiChoice Group.	1,151,036	$5,725,191
Naspers Ltd., Class N	707,273	106,694,524
Nedbank Group Ltd.	1,642,585	17,340,699
NEPI Rockcastle NV	1,731,444	9,890,579
Northam Platinum Holdings Ltd.(a)	1,284,270	10,571,801
Old Mutual Ltd.	17,888,294	9,679,523
OUTsurance Group Ltd., NVS	2,463,513	3,954,114
Pepkor Holdings Ltd.(b)	7,667,195	5,486,358
Reinet Investments SCA	503,214	9,952,632
Remgro Ltd.	1,897,734	12,628,623
Sanlam Ltd.	6,458,348	16,998,454
Sasol Ltd.	2,055,947	24,040,093
Shoprite Holdings Ltd.	1,819,527	18,040,766
Sibanye Stillwater Ltd.	10,273,720	18,152,371
Standard Bank Group Ltd.	4,798,514	36,898,089
Vodacom Group Ltd.	2,293,536	12,837,404
Woolworths Holdings Ltd	3,537,907	10,686,904
		712,501,656
South Korea — 11.9%
Amorepacific Corp.(c)	107,219	8,435,777
BGF retail Co. Ltd.	30,226	4,340,696
Celltrion Healthcare Co. Ltd.	379,930	21,150,479
Celltrion Inc.	391,849	50,493,282
Celltrion Pharm Inc.(a)(c)	66,772	4,280,783
CJ CheilJedang Corp.	30,928	7,218,914
CJ Corp.(c)	54,078	3,607,437
CosmoAM&T Co. Ltd.(a)	54,656	7,358,845
Coway Co. Ltd.	212,428	7,705,534
DB Insurance Co. Ltd.	168,659	9,414,292
Doosan Bobcat Inc.	200,130	8,050,638
Doosan Enerbility Co. Ltd.(a)	1,602,729	19,374,689
Ecopro BM Co. Ltd.(c)	177,759	33,207,815
E-MART Inc.	74,371	4,722,548
F&F Co. Ltd./New(c)	65,546	6,382,925
GS Holdings Corp.	192,390	5,581,784
Hana Financial Group Inc.	1,066,029	33,254,685
Hankook Tire & Technology Co. Ltd.	272,589	7,078,419
Hanmi Pharm Co. Ltd.	26,979	5,936,554
Hanon Systems	694,997	4,908,659
Hanwha Aerospace Co. Ltd.	128,867	10,301,593
Hanwha Solutions Corp.(a)	376,480	12,672,593
HD Hyundai Co. Ltd.	144,944	6,237,991
HD Hyundai Heavy Industries Co. Ltd.(a)	75,458	6,595,314
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)(c)	156,499	11,346,264
HLB Inc.(a)(c)	408,462	11,387,832
HMM Co. Ltd.(c)	886,755	11,844,446
Hotel Shilla Co. Ltd.	123,437	7,179,466
HYBE Co. Ltd.(a)(c)	68,198	14,055,469
Hyundai Engineering & Construction Co. Ltd.	283,614	8,171,557
Hyundai Glovis Co. Ltd.	64,637	8,223,319
Hyundai Mipo Dockyard Co. Ltd.(a)(c)	92,357	5,183,303
Hyundai Mobis Co. Ltd.	221,568	37,194,895
Hyundai Motor Co.	501,704	75,494,535
Hyundai Steel Co.	329,350	8,086,458
Industrial Bank of Korea	963,989	7,411,278
Kakao Corp.	1,117,615	47,288,745
Kakao Games Corp.(a)(c)	146,078	4,270,691
Kakao Pay Corp.(a)(c)	102,009	4,612,243
KakaoBank Corp.(c)	579,370	11,427,148

Security	Shares	Value

South Korea (continued)
Kangwon Land Inc.	355,887	$4,885,044
KB Financial Group Inc.	1,398,468	50,430,295
Kia Corp.	949,950	61,372,153
Korea Aerospace Industries Ltd.	270,959	10,508,230
Korea Electric Power Corp.(a)	942,848	13,563,117
Korea Investment Holdings Co. Ltd.	154,904	6,464,229
Korea Zinc Co. Ltd.	29,887	10,817,870
Korean Air Lines Co. Ltd.	652,306	10,844,584
Krafton Inc.(a)	103,368	14,717,478
KT Corp.	117,359	2,790,162
KT&G Corp.	370,625	23,344,394
Kumho Petrochemical Co. Ltd.	67,068	6,407,356
L&F Co. Ltd.	91,134	18,454,681
LG Chem Ltd.	178,624	93,093,273
LG Corp.	316,093	20,500,104
LG Display Co. Ltd.(a)	862,794	10,221,704
LG Electronics Inc.	382,874	35,380,747
LG Energy Solution(a)(c)	127,106	57,277,474
LG H&H Co. Ltd.	33,931	13,455,196
LG Innotek Co. Ltd.	52,165	12,044,577
LG Uplus Corp.	770,560	6,524,276
Lotte Chemical Corp.	76,515	9,598,851
Lotte Energy Materials Corp.	88,481	3,814,341
Meritz Financial Group Inc.	380,488	12,900,813
Mirae Asset Securities Co. Ltd.	996,984	5,478,713
NAVER Corp.	474,572	71,237,636
NCSoft Corp.	51,882	12,541,806
Netmarble Corp.(a)(b)(c)	75,728	3,191,700
NH Investment & Securities Co. Ltd.	502,310	3,779,605
Orion Corp./Republic of Korea	89,364	8,695,677
Pan Ocean Co. Ltd.	1,004,234	3,563,983
Pearl Abyss Corp.(a)(c)	112,177	4,215,193
POSCO Future M Co. Ltd.(c)	111,641	29,403,813
POSCO Holdings Inc.	260,687	70,637,812
Posco International Corp.	191,902	4,352,044
Samsung Biologics Co. Ltd.(a)(b)	64,960	38,333,332
Samsung C&T Corp.	300,699	25,047,233
Samsung Electro-Mechanics Co. Ltd.	197,615	21,931,974
Samsung Electronics Co. Ltd.	17,215,716	923,631,134
Samsung Engineering Co. Ltd.(a)	582,667	12,416,548
Samsung Fire & Marine Insurance Co. Ltd.	111,162	18,880,852
Samsung Heavy Industries Co. Ltd.(a)	2,310,652	10,653,438
Samsung Life Insurance Co. Ltd.	289,433	14,458,180
Samsung SDI Co. Ltd.	198,952	107,473,761
Samsung SDS Co. Ltd.	117,289	10,980,330
Samsung Securities Co. Ltd.	243,165	6,729,884
Shinhan Financial Group Co. Ltd.	1,540,635	40,591,696
SK Biopharmaceuticals Co. Ltd.(a)(c)	124,197	6,875,538
SK Bioscience Co. Ltd.(a)(c)	94,653	5,881,388
SK Hynix Inc.	1,968,000	160,497,059
SK IE Technology Co. Ltd.(a)(b)	93,584	6,240,513
SK Inc.	131,561	16,631,076
SK Innovation Co. Ltd.(a)	200,868	28,590,917
SK Square Co. Ltd.(a)	370,145	12,873,595
SKC Co. Ltd.(c)	75,255	5,378,000
S-Oil Corp.	164,224	8,924,796
Woori Financial Group Inc.	1,955,924	17,636,077
Yuhan Corp.	206,733	9,242,069
		2,797,898,216

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan — 16.0%
Accton Technology Corp.(c)	1,866,000	$21,395,150
Acer Inc.(c)	10,702,121	10,726,789
Advantech Co. Ltd.	1,573,455	20,796,479
Airtac International Group.	517,526	16,682,453
ASE Technology Holding Co. Ltd.(c)	11,124,110	40,197,535
Asia Cement Corp.	8,265,077	11,810,881
Asustek Computer Inc.(c)	2,550,968	25,288,274
AUO Corp.	23,916,200	13,680,042
Catcher Technology Co. Ltd.	2,354,210	14,191,640
Cathay Financial Holding Co. Ltd.(c)	32,115,000	46,201,931
Chailease Holding Co. Ltd.(c)	5,330,433	35,076,073
Chang Hwa Commercial Bank Ltd.	17,366,412	10,164,064
Cheng Shin Rubber Industry Co. Ltd.	6,517,128	8,256,218
China Airlines Ltd.(c)	10,427,000	7,513,123
China Development Financial Holding Corp.(c)	57,408,588	23,667,544
China Steel Corp.(c)	42,665,313	40,233,288
Chunghwa Telecom Co. Ltd.(c)	13,749,410	56,403,472
Compal Electronics Inc.(c)	14,387,908	13,022,128
CTBC Financial Holding Co. Ltd.	63,243,772	49,934,526
Delta Electronics Inc.(c)	7,053,000	72,426,964
E Ink Holdings Inc.(c)	3,120,000	20,974,273
E.Sun Financial Holding Co. Ltd.(c)	48,262,102	40,625,163
Eclat Textile Co. Ltd.(c)	696,427	10,587,973
eMemory Technology Inc.	241,000	14,368,423
Eva Airways Corp.(c)	9,229,000	10,165,593
Evergreen Marine Corp. Taiwan Ltd.(c)	3,653,324	18,130,686
Far Eastern New Century Corp.(c)	10,582,038	11,109,609
Far EasTone Telecommunications Co. Ltd.(c)	6,010,000	15,006,979
Feng TAY Enterprise Co. Ltd.	1,575,137	9,762,764
First Financial Holding Co. Ltd.	38,314,679	35,009,599
Formosa Chemicals & Fibre Corp.	12,816,090	28,508,519
Formosa Petrochemical Corp.(c)	4,110,000	11,520,844
Formosa Plastics Corp.(c)	13,883,280	42,491,757
Fubon Financial Holding Co. Ltd.(c)	26,685,022	52,698,041
Giant Manufacturing Co. Ltd.	1,100,718	7,358,225
Global Unichip Corp.	317,000	15,423,155
Globalwafers Co. Ltd.(c)	805,000	13,162,480
Hon Hai Precision Industry Co. Ltd.	44,633,873	154,423,284
Hotai Motor Co. Ltd.(c)	1,109,000	28,998,473
Hua Nan Financial Holdings Co. Ltd.	32,783,407	23,710,305
Innolux Corp.	33,224,251	15,005,813
Inventec Corp.(c)	9,144,281	10,959,800
Largan Precision Co. Ltd.	367,000	26,971,455
Lite-On Technology Corp.	7,276,246	21,052,069
MediaTek Inc.(c)	5,465,338	134,302,992
Mega Financial Holding Co. Ltd.(c)	40,186,666	46,749,144
Micro-Star International Co. Ltd.	2,482,000	13,386,813
momo.com Inc	275,600	6,248,036
Nan Ya Plastics Corp.(c)	17,349,160	43,845,415
Nan Ya Printed Circuit Board Corp.(c)	853,000	8,372,549
Nanya Technology Corp.(c)	4,551,000	10,846,743
Nien Made Enterprise Co. Ltd.	704,000	8,059,888
Novatek Microelectronics Corp.(c)	2,098,000	28,965,631
Parade Technologies Ltd.(c)	285,000	9,426,816
Pegatron Corp.(c)	6,906,414	16,911,610
PharmaEssentia Corp.(a)	861,000	9,795,123
Pou Chen Corp.	7,812,220	8,036,016
Powerchip Semiconductor Manufacturing Corp.(c)	10,938,000	10,954,164
President Chain Store Corp.	2,054,000	18,675,085
Quanta Computer Inc.(c)	9,674,000	36,582,381

Security	Shares	Value

Taiwan (continued)
Realtek Semiconductor Corp.	1,686,637	$20,902,826
Ruentex Development Co. Ltd.	6,476,241	7,343,832
Shanghai Commercial & Savings Bank Ltd. (The)(c)	13,966,229	20,516,602
Shin Kong Financial Holding Co. Ltd.(c)	46,772,149	13,102,892
Silergy Corp.(c)	1,195,000	15,450,643
SinoPac Financial Holdings Co. Ltd.	38,155,080	21,463,417
Synnex Technology International Corp.(c)	4,866,834	10,111,572
Taishin Financial Holding Co. Ltd.	39,440,009	23,529,943
Taiwan Business Bank	22,240,000	10,192,299
Taiwan Cement Corp.(c)	22,214,748	27,375,764
Taiwan Cooperative Financial Holding Co. Ltd.	36,074,716	32,791,921
Taiwan High Speed Rail Corp.	7,486,000	7,921,260
Taiwan Mobile Co. Ltd.(c)	6,274,600	21,126,945
Taiwan Semiconductor Manufacturing Co. Ltd.	88,779,000	1,606,707,403
Unimicron Technology Corp.(c)	4,877,000	28,526,828
Uni-President Enterprises Corp.	17,371,839	41,970,963
United Microelectronics Corp.(c)	40,549,000	67,870,249
Vanguard International Semiconductor Corp.(c)	3,318,000	9,995,654
Voltronic Power Technology Corp.	246,000	15,480,468
Walsin Lihwa Corp.(c)	9,467,406	14,189,051
Wan Hai Lines Ltd.(c)	2,559,090	4,813,897
Win Semiconductors Corp.(c)	1,281,000	6,641,556
Winbond Electronics Corp.(c)	11,041,000	9,541,381
Wistron Corp.	9,491,000	20,602,057
Wiwynn Corp.(c)	321,000	12,068,245
WPG Holdings Ltd.(c)	5,756,449	9,950,630
Yageo Corp.(c)	1,166,940	19,228,583
Yang Ming Marine Transport Corp.(c)	6,295,000	12,421,722
Yuanta Financial Holding Co. Ltd.	36,408,059	28,221,962
Zhen Ding Technology Holding Ltd.	2,402,075	9,042,232
		3,735,955,059
Thailand — 2.0%
Advanced Info Service PCL, NVDR	4,236,900	25,685,756
Airports of Thailand PCL, NVDR(a)	15,437,100	31,370,901
Asset World Corp. PCL, NVDR(c)	31,437,000	4,441,332
B Grimm Power PCL, NVDR	3,415,900	3,672,902
Bangkok Dusit Medical Services PCL, NVDR	37,945,100	30,762,844
Bangkok Expressway & Metro PCL, NVDR	27,337,000	6,324,208
Banpu PCL, NVDR(c)	29,879,600	7,076,994
Berli Jucker PCL, NVDR	3,616,400	3,763,482
BTS Group Holdings PCL, NVDR(c)	27,116,400	5,531,185
Bumrungrad Hospital PCL, NVDR	2,144,400	13,729,775
Carabao Group PCL, NVDR(c)	1,438,600	2,743,958
Central Pattana PCL, NVDR	7,508,100	14,548,649
Central Retail Corp. PCL, NVDR	6,956,734	8,390,735
Charoen Pokphand Foods PCL, NVDR(c)	14,341,500	8,278,018
CP ALL PCL, NVDR	21,045,200	38,534,587
Delta Electronics Thailand PCL, NVDR(c)	11,650,000	33,107,740
Electricity Generating PCL, NVDR(c)	997,100	4,138,506
Energy Absolute PCL, NVDR	6,321,500	11,793,396
Global Power Synergy PCL, NVDR(c)	2,658,800	4,465,315
Gulf Energy Development PCL, NVDR	10,585,000	14,808,908
Home Product Center PCL, NVDR	21,874,514	8,667,723
Indorama Ventures PCL, NVDR	6,071,680	5,536,472
Intouch Holdings PCL, NVDR	3,472,225	7,452,430
Kasikornbank PCL, NVDR	2,129,900	7,922,394
Krung Thai Bank PCL, NVDR	12,594,200	6,871,970
Krungthai Card PCL, NVDR(c)	3,490,400	5,110,975
Land & Houses PCL, NVDR	29,407,300	7,178,436

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Minor International PCL, NVDR(c)	11,507,020	$11,149,949
Muangthai Capital PCL, NVDR	2,894,100	3,424,678
Osotspa PCL, NVDR	5,213,800	4,342,787
PTT Exploration & Production PCL, NVDR(c)	5,009,139	20,057,630
PTT Global Chemical PCL, NVDR	8,126,530	8,223,251
PTT Oil & Retail Business PCL, NVDR(c)	10,813,500	6,212,207
PTT Public Company Ltd., NVDR	36,014,500	31,024,722
Ratch Group PCL, NVDR	3,545,600	3,690,903
SCB X PCL, NVDR	2,998,400	8,910,619
SCG Packaging PCL, NVDR	4,961,500	5,590,069
Siam Cement PCL (The), NVDR	2,794,400	25,593,125
Siam Makro PCL, NVDR	8,608,500	10,013,073
Srisawad Corp. PCL, NVDR(c)	2,703,400	4,324,230
Thai Oil PCL, NVDR	4,414,000	5,477,885
True Corp. PCL, NVDR(c)	37,360,520	7,354,010
		477,298,729
Turkey — 0.6%
Akbank TAS	11,383,612	8,683,958
Aselsan Elektronik Sanayi Ve Ticaret AS	2,514,337	5,766,000
BIM Birlesik Magazalar AS	1,645,305	11,196,517
Enka Insaat ve Sanayi AS	2	2
Eregli Demir ve Celik Fabrikalari TAS(a)(c)	4,909,914	7,826,283
Ford Otomotiv Sanayi AS	260,471	7,196,633
Haci Omer Sabanci Holding AS	3,766,377	7,006,225
Hektas Ticaret TAS(a)	4,106,190	5,542,127
KOC Holding AS	2,689,665	10,209,703
Koza Altin Isletmeleri AS	3,643,382	4,050,782
Pegasus Hava Tasimaciligi AS(a)	161,831	3,576,997
Sasa Polyester Sanayi AS(a)	3,798,676	9,941,091
Tofas Turk Otomobil Fabrikasi AS	450,529	4,660,196
Turk Hava Yollari AO(a)	1,986,968	13,763,555
Turkcell Iletisim Hizmetleri AS	4,252,861	6,870,369
Turkiye Is Bankasi AS, Class C	12,785,513	6,894,159
Turkiye Petrol Rafinerileri AS	3,394,852	10,957,605
Turkiye Sise ve Cam Fabrikalari AS	5,049,864	9,837,116
Yapi ve Kredi Bankasi AS	10,819,349	5,329,217
		139,308,535
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	10,584,356	23,024,818
Abu Dhabi Islamic Bank PJSC	5,522,312	15,035,086
Abu Dhabi National Oil Co. for Distribution PJSC	11,534,843	13,001,606
Aldar Properties PJSC	14,180,300	19,659,796
Dubai Islamic Bank PJSC	10,437,250	14,942,146
Emaar Properties PJSC	23,477,812	39,251,141
Emirates NBD Bank PJSC	6,847,303	25,421,153
Emirates Telecommunications Group Co. PJSC	12,612,034	79,176,004
First Abu Dhabi Bank PJSC	15,921,184	55,020,191
Multiply Group(a)	13,945,123	12,552,942
Q Holding PJSC(a)	4,351,384	2,702,310
		299,787,193
Total Common Stocks — 97.6%
(Cost: $20,874,805,399)		22,864,063,260

Preferred Stocks

Brazil — 1.3%
Banco Bradesco SA, Preference Shares, NVS	19,395,365	59,295,155
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,009,485	7,839,810

Security	Shares	Value

Brazil (continued)
Cia. Energetica de Minas Gerais, Preference Shares, NVS	5,202,327	$11,997,561
Gerdau SA, Preference Shares, NVS	4,186,176	19,778,574
Itau Unibanco Holding SA, Preference Shares, NVS	17,426,360	90,441,342
Itausa SA, Preference Shares, NVS	18,110,953	31,343,340
Petroleo Brasileiro SA, Preference Shares, NVS	17,145,798	88,275,529
		308,971,311
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	520,110	33,517,993

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	1,689,475	9,855,904

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	25,014,400	3,067

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	73,142	5,802,080
Series 2, Preference Shares, NVS	128,271	10,188,957
LG Chem Ltd., Preference Shares, NVS	28,436	7,729,547
Samsung Electronics Co. Ltd., Preference Shares, NVS	2,962,991	130,505,569
		154,226,153
Total Preferred Stocks — 2.2%
(Cost: $340,137,122)		506,574,428

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd.,
(Expires 12/31/49)	274,733	1

Total Rights — 0.0%
(Cost: $—)		1

Total Long-Term Investments — 99.8%
(Cost: $21,214,942,521)		23,370,637,689

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(f)(g)(h)	875,737,189	875,912,336

Total Short-Term Securities — 3.8%
(Cost: $875,645,475)		875,912,336

Total Investments — 103.6%
(Cost: $22,090,587,996)		24,246,550,025

Liabilities in Excess of Other Assets — (3.6)%		(832,417,544)

Net Assets — 100.0%		$23,414,132,481

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$794,990,945	$80,964,029	(a)	$—		$84,656	$(127,294)	$875,912,336	875,737,189	$8,460,064	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	64,750,000	—		(64,750,000	)(a)	—	—	—	—	922,247		15
						$84,656	$(127,294)	$875,912,336		$9,382,311		$15

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1,140	06/16/23	$54,538	$(1,343,857)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,616,202,263	$20,246,058,462	$1,802,535	$22,864,063,260
Preferred Stocks	352,345,208	154,226,153	3,067	506,574,428
Rights	—	1	—	1
Short-Term Securities
Money Market Funds	875,912,336	—	—	875,912,336
	$3,844,459,807	$20,400,284,616	$1,805,602	$24,246,550,025
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,343,857)	$—	$—	$(1,343,857)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company